Payables, Accruals and Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Payables, Accruals and Provisions
	December 31,
	2018	2017
Trade payables	326	307
Accruals	854	1,477
Provisions (see note 23)	203	166
Other current liabilities	166	136
Total payables, accruals and provisions	1,549	2,086